T. ROWE PRICE Retirement I 2035 Fund–I Class
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 15.5%
T. Rowe Price Funds:
New Income Fund  499,066 80,205 63,563 60,544,828 489,202
U.S. Treasury Long-Term Index
Fund  188,407 70,192 16,867 27,014,247 218,275
International Bond Fund (USD
Hedged)  173,365 37,259 14,522 21,687,216 173,281
Dynamic Global Bond Fund  139,152 32,573 25,132 15,341,084 130,092
High Yield Fund  63,691 24,083 5,137 14,006,152 79,275
Emerging Markets Bond Fund  64,891 19,874 5,506 8,856,275 75,544
Floating Rate Fund  64,960 6,780 31,345 4,589,399 41,993
Limited Duration Inflation
Focused Bond Fund  79,690 8,769 90,409 51,791 240
Total Bond Mutual Funds (Cost $1,446,551) 1,207,902
EQUITY MUTUAL FUNDS 81.5%
T. Rowe Price Funds:
Value Fund  1,220,807 180,814 223,968 27,289,094 1,048,720
Growth Stock Fund (2) 873,271 273,018 67,335 14,878,781 997,920
Equity Index 500 Fund  674,914 89,930 80,075 6,105,395 638,807
Overseas Stock Fund  498,963 104,042 37,408 47,848,145 549,297
International Value Equity Fund  524,936 36,572 85,116 32,235,670 473,864
International Stock Fund  439,395 54,370 37,671 26,289,820 454,551
U.S. Large-Cap Core Fund  129,915 215,000 11,219 10,771,084 317,962
Real Assets Fund  262,453 95,152 22,059 22,578,183 311,805
Mid-Cap Growth Fund  233,201 40,427 15,904 2,735,366 258,602
Mid-Cap Value Fund  252,009 35,904 24,499 7,888,215 241,300
U.S. Equity Research Fund  182,187 70,415 15,245 6,104,526 230,324
Emerging Markets Discovery
Stock Fund  187,330 45,941 13,261 16,626,608 207,168
Small-Cap Stock Fund  157,852 30,285 11,028 3,161,896 175,390
Emerging Markets Stock Fund  179,182 21,791 13,423 4,981,792 174,413
Small-Cap Value Fund  166,532 15,732 24,652 2,957,791 153,450
New Horizons Fund (2) 95,301 17,484 9,201 2,128,246 108,200
Total Equity Mutual Funds (Cost $6,401,263) 6,341,773
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,035 163,810 163,639 12,019 1,214
Total Other Mutual Funds (Cost $1,181) 1,214
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 2.9%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 170,563 459,416 406,468 223,510,852 223,511

T. ROWE PRICE Retirement I 2035 Fund–I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.608%,
5/23/23 (4) 8,000,000 7,914
Total Short-Term Investments (Cost $231,427) 231,425
Total Investments in Securities 100.0%
(Cost $8,080,422) $ 7,782,314
Other Assets Less Liabilities (0.0)% (2,360)
Net Assets 100.0% $ 7,779,954
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement I 2035 Fund–I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 256 MSCI EAFE Index contracts 3/23 (26,196) $ (96)
Short, 95 Russell 2000 E-Mini Index contracts 3/23 (9,021) (363)
Short, 165 S&P 500 E-Mini Index contracts 3/23 (32,798) 108
Net payments (receipts) of variation margin to date 659
Variation margin receivable (payable) on open futures contracts $ 308

T. ROWE PRICE Retirement I 2035 Fund–I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 13,797 $ (16,501) $ 3,447
Emerging Markets Bond Fund  (395) (3,715) 3,248
Emerging Markets Discovery Stock Fund  (514) (12,842) 7,231
Emerging Markets Stock Fund  (611) (13,137) 3,567
Equity Index 500 Fund  19,544 (45,962) 7,983
Floating Rate Fund  (1,995) 1,598 2,482
Growth Stock Fund  26,223 (81,034) —
High Yield Fund  (85) (3,362) 3,586
International Bond Fund (USD Hedged)  12,493 (22,821) 3,008
International Stock Fund  (1,047) (1,543) 7,103
International Value Equity Fund  (6,204) (2,528) 18,287
Limited Duration Inflation Focused Bond Fund  (2,948) 2,190 17
Mid-Cap Growth Fund  5,826 878 775
Mid-Cap Value Fund  26,346 (22,114) 3,762
New Horizons Fund  2,634 4,616 —
New Income Fund  (5,399) (26,506) 11,917
Overseas Stock Fund  255 (16,300) 16,636
Real Assets Fund  1,698 (23,741) 8,325
Small-Cap Stock Fund  6,463 (1,719) 1,327
Small-Cap Value Fund  4,321 (4,162) 1,729
Transition Fund  471 8 150
U.S. Equity Research Fund  397 (7,033) 2,878
U.S. Large-Cap Core Fund  12,737 (15,734) 2,650
U.S. Treasury Long-Term Index Fund  (2,663) (23,457) 4,724
Value Fund  69,092 (128,933) 21,362
U.S. Treasury Money Fund, 4.61% — — 5,094
Totals $ 180,436# $ (463,854) $ 141,288+
# Capital gain distributions from underlying Price funds represented $205,475 of the net realized gain (loss).
+ Investment income comprised $141,288 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2035 Fund–I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2035 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement I 2035 Fund–I Class

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement I 2035 Fund–I Class

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 1,207,902 $ — $ — $ 1,207,902
Equity Mutual Funds 6,341,773 — — 6,341,773
Other Mutual Funds 1,214 — — 1,214
Short-Term Investments 223,511 7,914 — 231,425
Total Securities 7,774,400 7,914 — 7,782,314
Futures Contracts* 108 — — 108
Total $ 7,774,508 $ 7,914 $ — $ 7,782,422
Liabilities
Futures Contracts* $ 459 $ — $ — $ 459
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement I 2035 Fund–I Class

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R416-054Q3 02/23